Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion. As discussed above, currently, we primarily grant RSUs and PRSUs, although we grant options to non-employee directors and provide our senior leaders, including our NEOs, the opportunity to convert certain portions of their RSUs into stock options. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. Generally, however, the CNG Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	owever, the CNG Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false